Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 8.  Goodwill and Other Intangible Assets
Goodwill represents the excess of the cost over the net tangible and identifiable intangible assets of acquired businesses. Identifiable intangible assets acquired in business combinations are recorded based upon fair value at the date of acquisition.
Changes in the carrying amount of goodwill were as follows ($000):

	Year Ended June 30, 2019
	Compound Semiconductors	Photonic Solutions	Total
Balance-beginning of period	$161,008	$109,670	$270,678
Goodwill acquired	25,569	26,069	51,638
Foreign currency translation	(856)	(1,682)	(2,538)
Balance-end of period	$185,721	$134,057	$319,778

	Year Ended June 30, 2018
	Compound Semiconductors	Photonic Solutions	Total
Balance-beginning of period	$141,798	$108,544	$250,342
Goodwill acquired	18,956	—	18,956
Goodwill adjustment for prior year acquisition - IPI	—	407	407
Foreign currency translation	254	719	973
Balance-end of period	$161,008	$109,670	$270,678

The gross carrying amount and accumulated amortization of the Company’s intangible assets other than goodwill as of June 30, 2019 and 2018 were as follows ($000):

	June 30, 2019			June 30, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Technology and Patents	$91,637	$(39,679)	$51,958	$66,812	$(32,979)	$33,833
Trade Names	15,759	(1,601)	14,158	15,882	(1,471)	14,411
Customer Lists	132,872	(59,664)	73,208	127,603	(50,792)	76,811
Other	1,572	(1,572)	—	1,573	(1,559)	14
Total	$241,840	$(102,516)	$139,324	$211,870	$(86,801)	$125,069

Amortization expense recorded on the intangible assets for the fiscal years ended June 30, 2019, 2018 and 2017 was $16.6 million, $14.6 million, and $12.7 million, respectively. The technology and patents are being amortized over a range of 60 to 240 months with a weighted-average remaining life of approximately 84 months. The customer lists are being amortized over 60 to 240 months with a weighted-average remaining life of approximately 130 months.
In conjunction with the acquisition of CoAdna, the Company recorded $9.8 million attributed to the value of technology and patents and $6.3 million of customer lists. The intangibles were recorded based on the Company’s purchase price allocation utilizing either the multi-period excess earnings method or relief from royalty method to derive the fair value.
In conjunction with the acquisition of the product line, the Company recorded $6.3 million of acquired technology. The acquired technology was recorded based on the Company’s purchase price allocation utilizing a relief from royalty method to derive the fair value.
In conjunction with the acquisition of Redstone, the Company recorded $9.1 million of acquired technology. The acquired technology was recorded based on the Company’s purchase price allocation utilizing a relief from royalty method to derive the fair value.
In connection with past acquisitions, the Company acquired trade names with indefinite lives. The carrying amount of these trade names of $14.0 million as of June 30, 2019 is not amortized but tested annually for impairment. The Company completed its impairment test of these trade names with indefinite lives in the fourth quarter of fiscal years 2019 and 2018. Based on the results of these tests, the trade names were not impaired in fiscal years 2019 and 2018.
The estimated amortization expense for existing intangible assets for each of the five succeeding years is as follows $0:

Year Ending June 30,
2020	$16,700
2021	16,300
2022	14,800
2023	14,400
2024	14,000